LVIP BlackRock Advantage Allocation Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–48.15%
U.S. MARKETS–30.81%
Aerospace & Defense–0.46%
†Axon Enterprise	54	$ 9,451
Lockheed Martin	636	219,484
Northrop Grumman	349	125,692
		354,627
Air Freight & Logistics–0.17%
CH Robinson Worldwide	256	22,272
Expeditors International of Washington	634	75,529
United Parcel Service Class B	162	29,500
		127,301
Auto Components–0.10%
BorgWarner	1,471	63,562
Hyundai Mobis	60	12,661
		76,223
Automobiles–0.51%
†Tesla	497	385,414
		385,414
Banks–0.64%
Citigroup	1,239	86,953
East West Bancorp	174	13,492
JPMorgan Chase & Co.	1,557	254,865
Signature Bank	207	56,362
Truist Financial	219	12,844
US Bancorp	848	50,405
Wintrust Financial	131	10,529
		485,450
Biotechnology–0.55%
AbbVie	1,167	125,884
Amgen	372	79,106
†Biogen	55	15,564
†BioMarin Pharmaceutical	357	27,592
Gilead Sciences	623	43,517
†Moderna	144	55,420
†Regeneron Pharmaceuticals	83	50,230
†Vertex Pharmaceuticals	133	24,125
		421,438
Building Products–0.35%
Allegion	655	86,578
Lennox International	179	52,656
Masco	1,218	67,660
Trane Technologies	360	62,154
		269,048
Capital Markets–0.47%
CME Group	122	23,592
Franklin Resources	424	12,601
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Interactive Brokers Group Class A	190	$ 11,845
Intercontinental Exchange	331	38,005
Invesco	1,126	27,148
IOOF Holdings	5,574	17,015
S&P Global	235	99,849
Stifel Financial	199	13,524
T. Rowe Price Group	584	114,873
		358,452
Chemicals–0.16%
Asian Paints	1,113	48,517
LG Chem	45	29,186
Sherwin-Williams	106	29,651
Valvoline	586	18,271
		125,625
Commercial Services & Supplies–0.33%
†Clean Harbors	204	21,190
Republic Services	1,623	194,857
Waste Connections	268	33,749
		249,796
Communications Equipment–0.27%
†Ciena	345	17,715
Cisco Systems	788	42,891
†Nokia	26,000	143,398
		204,004
Construction & Engineering–0.02%
†MasTec	139	11,993
		11,993
Construction Materials–0.07%
James Hardie Industries	1,484	52,639
		52,639
Consumer Finance–0.49%
Ally Financial	245	12,507
American Express	1,019	170,713
Capital One Financial	986	159,703
OneMain Holdings	588	32,534
		375,457
Distributors–0.01%
Genuine Parts	88	10,668
		10,668
Diversified Consumer Services–0.16%
†Chegg	169	11,495
H&R Block	574	14,350
Service Corp International	1,546	93,162
		119,007
LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Financial Services–0.26%
†Berkshire Hathaway Class B	621	$ 169,496
Voya Financial	470	28,853
		198,349
Diversified Telecommunication Services–0.32%
AT&T	8,178	220,888
KT	814	22,262
		243,150
Electric Utilities–0.73%
American Electric Power	572	46,435
Duke Energy	1,836	179,175
Southern	5,285	327,512
		553,122
Electrical Equipment–0.18%
Emerson Electric	1,475	138,945
		138,945
Electronic Equipment, Instruments & Components–0.02%
†Zebra Technologies Class A	23	11,855
		11,855
Energy Equipment & Services–0.09%
Schlumberger	2,204	65,327
		65,327
Entertainment–0.24%
†Netflix	59	36,010
†Roku	363	113,746
†Spotify Technology	163	36,730
		186,486
Equity Real Estate Investment Trusts–0.69%
Crown Castle International	716	124,097
Equity Residential	291	23,548
Kimco Realty	612	12,699
Medical Properties Trust	1,869	37,511
Prologis	456	57,196
SBA Communications	663	219,168
Simon Property Group	147	19,105
VICI Properties	1,034	29,376
		522,700
Food & Staples Retailing–0.47%
Costco Wholesale	148	66,504
Walmart	2,073	288,934
		355,438
Food Products–0.05%
Kellogg	627	40,078
		40,078
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Gas Utilities–0.02%
†Korea Gas	460	$ 18,757
		18,757
Health Care Equipment & Supplies–1.60%
Abbott Laboratories	332	39,219
†Align Technology	342	227,577
†Boston Scientific	569	24,689
Coloplast Class B	308	48,160
Danaher	459	139,738
†Hologic	694	51,224
†IDEXX Laboratories	398	247,516
Medtronic	1,678	210,337
Osstem Implant	96	10,743
Stryker	829	218,624
		1,217,827
Health Care Providers & Services–0.83%
Anthem	235	87,608
Cigna	345	69,055
CVS Health	414	35,132
†LHC Group	60	9,415
McKesson	171	34,094
UnitedHealth Group	1,023	399,727
		635,031
Health Care Technology–0.08%
Cerner	834	58,814
		58,814
Hotels, Restaurants & Leisure–0.19%
†Booking Holdings	27	64,094
†Flutter Entertainment	201	39,865
†International Game Technology	906	23,846
Wendy's	628	13,615
		141,420
Household Durables–0.08%
DR Horton	123	10,328
†Meritage Homes	130	12,610
Toll Brothers	643	35,552
†TopBuild	9	1,843
		60,333
Household Products–0.08%
Colgate-Palmolive	839	63,412
		63,412
Industrial Conglomerates–0.49%
3M	591	103,673
Honeywell International	1,278	271,294
		374,967

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance–1.53%
†Alleghany	229	$ 142,990
†Brighthouse Financial	361	16,328
CNA Financial	860	36,085
CNP Assurances	881	13,905
Fairfax Financial Holdings	185	74,682
Fidelity National Financial	247	11,199
Fubon Financial Holding	12,600	34,434
Great-West Lifeco	1,445	43,968
Hanover Insurance Group	126	16,332
Hartford Financial Services Group	591	41,518
Marsh & McLennan	120	18,171
MetLife	5,467	337,478
Travelers	2,170	329,862
†Trupanion	119	9,243
W R Berkley	159	11,636
Willis Towers Watson	126	29,290
		1,167,121
Interactive Media & Services–2.13%
†Alphabet Class A	442	$1,179,940
†Facebook Class A	910	308,845
Kakao	176	17,309
†Snap Class A	1,067	78,819
†Twitter	629	37,985
		1,622,898
Internet & Direct Marketing Retail–0.97%
†Amazon.com	224	735,849
		735,849
IT Services–1.68%
Fidelity National Information Services	2,214	269,400
Mastercard Class A	505	175,578
†Okta	354	84,018
Paychex	1,732	194,763
†PayPal Holdings	398	103,564
†Twilio Class A	39	12,443
Visa Class A	1,977	440,377
		1,280,143
Leisure Products–0.03%
†Mattel	1,256	23,311
		23,311
Life Sciences Tools & Services–0.45%
Agilent Technologies	1,293	203,686
Bruker	191	14,917
†Mettler-Toledo International	27	37,189
Thermo Fisher Scientific	105	59,990
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services (continued)
†Wuxi Biologics Cayman	1,500	$ 24,330
		340,112
Machinery–0.83%
AGCO	17	2,083
Caterpillar	278	53,368
Cummins	225	50,526
Deere & Co.	690	231,198
Otis Worldwide	1,186	97,584
Parker-Hannifin	129	36,071
Snap-on	200	41,790
Stanley Black & Decker	616	107,991
Timken	152	9,944
		630,555
Marine–0.07%
AP Moller - Maersk Class A	20	51,541
		51,541
Media–0.23%
†Altice USA Class A	2,626	54,411
Omnicom Group	573	41,519
Sirius XM Holdings	10,527	64,215
WPP	1,170	15,675
		175,820
Metals & Mining–0.18%
Reliance Steel & Aluminum	302	43,011
Southern Copper	1,743	97,852
		140,863
Mortgage Real Estate Investment Trusts (REITs)–0.05%
Blackstone Mortgage Trust Class A	1,200	36,384
		36,384
Multiline Retail–0.09%
Harvey Norman Holdings	2,716	9,740
Kohl's	278	13,091
†Marks & Spencer Group	10,193	25,020
Target	82	18,759
		66,610
Multi-Utilities–0.55%
CMS Energy	806	48,143
Consolidated Edison	2,293	166,449
DTE Energy	1,665	185,997
MDU Resources Group	645	19,137
		419,726
Oil, Gas & Consumable Fuels–0.79%
Antero Midstream	843	8,784
Chevron	1,115	113,117

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Crescent Point Energy	2,190	$ 10,098
Devon Energy	513	18,217
EOG Resources	2,794	224,274
Equitrans Midstream	1,510	15,311
Kinder Morgan	12,688	212,270
Reliance Industries	80	2,708
		604,779
Pharmaceuticals–1.44%
Bristol-Myers Squibb	6,287	372,002
Eli Lilly & Co.	354	81,792
Johnson & Johnson	3,333	538,279
Pfizer	2,533	108,944
		1,101,017
Professional Services–0.16%
Equifax	476	120,628
		120,628
Real Estate Management & Development–0.16%
†CBRE Group Class A	550	53,548
China Overseas Land & Investment	2,500	5,658
FirstService	335	60,568
†KE Holdings ADR	306	5,587
		125,361
Road & Rail–0.15%
MTR	5,000	26,910
Ryder System	572	47,310
†XPO Logistics	526	41,859
		116,079
Semiconductors & Semiconductor Equipment–1.31%
†Advanced Micro Devices	1,364	140,356
Applied Materials	904	116,372
Intel	3,194	170,176
Monolithic Power Systems	134	64,947
NVIDIA	1,538	318,612
QUALCOMM	79	10,189
Texas Instruments	914	175,680
		996,332
Software–3.51%
†Adobe	464	267,134
†Atlassian Class A	338	132,300
†Fortinet	109	31,832
†HubSpot	63	42,594
Intuit	697	376,038
†Manhattan Associates	257	39,329
Microsoft	3,661	1,032,109
†Paycom Software	38	18,839
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†SailPoint Technologies Holding	235	$ 10,077
†salesforce.com	777	210,738
†ServiceNow	431	268,198
SS&C Technologies Holdings	205	14,227
†VMware Class A	66	9,814
†Workday Class A	783	195,664
†Zendesk	206	23,976
		2,672,869
Specialty Retail–0.85%
American Eagle Outfitters	896	23,117
Dick's Sporting Goods	141	16,887
Home Depot	164	53,835
Lowe's Companies	1,053	213,612
†National Vision Holdings	842	47,800
†O'Reilly Automotive	188	114,879
TJX	2,564	169,173
Williams-Sonoma	63	11,172
		650,475
Technology Hardware, Storage & Peripherals–1.96%
Apple	10,216	1,445,564
Hewlett Packard Enterprise	1,363	19,423
NetApp	322	28,902
		1,493,889
Textiles, Apparel & Luxury Goods–0.40%
Carter's	166	16,142
†Crocs	96	13,774
†Deckers Outdoor	28	10,086
Levi Strauss & Co. Class A	495	12,132
Ralph Lauren	803	89,165
†Skechers USA Class A	2,143	90,263
Tapestry	1,210	44,794
†Under Armour Class A	894	18,041
VF	113	7,570
		301,967
Thrifts & Mortgage Finance–0.10%
Essent Group	1,460	64,255
New York Community Bancorp	1,231	15,843
		80,098
Tobacco–0.01%
Philip Morris International	120	11,375
		11,375
Total U.S. Markets (Cost $18,886,781)		23,478,955

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS–12.74%
Aerospace & Defense–0.12%
†Embraer	4,545	$ 19,312
MTU Aero Engines	109	24,506
Saab Class B	1,739	49,230
		93,048
Air Freight & Logistics–0.30%
Deutsche Post	3,032	190,136
PostNL	2,389	11,527
Royal Mail	4,564	25,811
		227,474
Auto Components–0.27%
Aisin Seiki	500	18,118
Bridgestone	1,000	47,311
JTEKT	1,000	8,677
NOK	800	9,372
Pirelli & C	2,839	16,609
Sumitomo Rubber Industries	3,400	43,138
Valeo	1,972	55,034
Yokohama Rubber	600	10,768
		209,027
Automobiles–0.18%
Bayerische Motoren Werke	371	35,237
Honda Motor	900	27,669
†NIO ADR	490	17,459
Volkswagen	96	29,607
Yadea Group Holdings	16,000	26,134
		136,106
Banks–1.74%
†ABN AMRO Bank	955	13,778
Bank Hapoalim	9,031	79,325
Bank of Montreal	161	16,073
BNP Paribas	293	18,746
BOC Hong Kong Holdings	18,500	55,748
Canadian Western Bank	504	14,592
First International Bank of Israel	562	20,540
Hang Seng Bank	900	15,416
HSBC Holdings (London Shares)	3,629	18,975
†Israel Discount Bank Class A	3,336	17,610
Lloyds Banking Group	25,037	15,584
Nordea Bank	20,522	264,452
Royal Bank of Canada	3,608	359,006
Toronto-Dominion Bank	5,714	378,272
United Overseas Bank	700	13,242
Westpac Banking	1,243	22,987
		1,324,346
Beverages–0.26%
Anheuser-Busch InBev	194	11,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Beverages (continued)
Diageo	3,644	$ 176,424
Pernod Ricard	51	11,244
		198,671
Biotechnology–0.10%
CSL	268	55,993
†Genmab	52	22,720
		78,713
Building Products–0.12%
Assa Abloy Class B	390	11,312
Daikin Industries	200	43,608
Kingspan Group	331	33,017
		87,937
Capital Markets–0.08%
ASX	232	13,395
Onex	667	47,152
		60,547
Chemicals–0.78%
Akzo Nobel	89	9,725
Evonik Industries	462	14,487
Givaudan	4	18,236
Johnson Matthey	1,341	48,111
†Linde	190	55,742
Lintec	500	11,420
Nitto Denko	300	21,356
Novozymes Class B	123	8,432
Sika	652	206,145
Sumitomo Chemical	32,000	166,088
Teijin	1,600	22,742
Zeon	1,000	14,077
		596,561
Commercial Services & Supplies–0.04%
Rentokil Initial	4,078	32,024
		32,024
Communications Equipment–0.07%
Telefonaktiebolaget LM Ericsson Class B	4,432	50,024
		50,024
Construction & Engineering–0.01%
HOCHTIEF	110	8,770
		8,770
Distributors–0.03%
Jardine Cycle & Carriage	1,700	24,112
		24,112

LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Diversified Consumer Services–0.02%
Benesse Holdings	600	$ 13,568
		13,568
Diversified Financial Services–0.02%
Investor	703	15,118
		15,118
Diversified Telecommunication Services–0.03%
Telecom Italia	58,402	22,836
		22,836
Electrical Equipment–0.17%
Legrand	865	92,684
Signify	785	39,295
		131,979
Electronic Equipment, Instruments & Components–0.10%
Japan Aviation Electronics Industry	1,000	14,540
Keyence	100	59,687
		74,227
Energy Equipment & Services–0.01%
†John Wood Group	1,863	5,755
		5,755
Entertainment–0.03%
NetEase	1,300	21,996
		21,996
Equity Real Estate Investment Trusts–0.07%
Goodman Group	53	815
H&R Real Estate Investment Trust	1,284	15,845
Link REIT	4,400	37,679
		54,339
Food & Staples Retailing–0.07%
Koninklijke Ahold Delhaize	147	4,895
Tesco	9,742	33,178
Wm Morrison Supermarkets	3,439	13,646
		51,719
Food Products–0.10%
Jde Peet	419	12,522
Uni-President Enterprises	27,000	65,965
		78,487
Gas Utilities–0.02%
Rubis SCA	356	12,326
		12,326
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Health Care Equipment & Supplies–0.08%
Elekta Class B	2,130	$ 23,854
TaiDoc Technology	1,000	6,389
Terumo	600	28,331
		58,574
Hotels, Restaurants & Leisure–0.10%
Aristocrat Leisure	1,005	33,423
†Compass Group	947	19,367
†Flutter Entertainment	131	25,767
		78,557
Household Durables–0.06%
†Electrolux Class B	168	3,881
Nikon	3,600	39,972
		43,853
Industrial Conglomerates–0.21%
Rheinmetall	200	19,536
Siemens	797	130,350
Toshiba	300	12,627
		162,513
Insurance–0.26%
Allianz	107	23,973
AXA	2,865	79,398
China Life Insurance Class H	6,000	9,812
Intact Financial	125	16,529
Manulife Financial	2,525	48,602
†Talanx	236	10,039
Unipol Gruppo	1,872	10,880
		199,233
Interactive Media & Services–0.12%
REA Group	394	44,376
Rightmove	5,005	45,982
		90,358
Internet & Direct Marketing Retail–0.34%
†Meituan Class B	3,600	114,917
†Zalando	1,625	148,202
		263,119
IT Services–0.28%
†Shopify Class A	157	213,104
		213,104
Life Sciences Tools & Services–0.08%
WuXi AppTec Class H	2,560	59,596
		59,596
Machinery–0.66%
Amada	1,100	11,347
Atlas Copco Class A	2,379	143,657

LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Machinery (continued)
Fanuc	200	$ 43,852
Fluidra	404	16,016
Indutrade	548	15,239
Kone Class B	2,859	200,840
SKF Class B	860	20,280
Spirax-Sarco Engineering	22	4,426
Sumitomo Heavy Industries	500	13,031
Trelleborg Class B	1,647	34,965
		503,653
Marine–0.08%
AP Moller - Maersk Class B	23	62,263
		62,263
Media–0.07%
CyberAgent	500	9,646
Nippon Television Holdings	2,900	32,748
Telenet Group Holding	270	10,309
		52,703
Metals & Mining–0.19%
Anglo American	501	17,672
Iluka Resources	2,034	13,084
Mineral Resources	255	8,093
Mitsubishi Materials	700	13,615
Wheaton Precious Metals	2,442	91,927
		144,391
Multi-Utilities–0.04%
Engie	2,126	27,815
		27,815
Oil, Gas & Consumable Fuels–0.51%
BP	13,819	62,944
Canadian Natural Resources	301	11,005
Enbridge	3,706	147,643
Galp Energia	1,812	20,581
Royal Dutch Shell Class A	6,447	$143,120
		385,293
Paper & Forest Products–0.07%
UPM-Kymmene	1,529	54,118
		54,118
Personal Products–0.45%
Beiersdorf	338	36,470
Kao	200	11,903
L'Oreal	720	297,939
		346,312
Pharmaceuticals–1.15%
AstraZeneca	863	104,007
Bayer	827	44,886
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
CSPC Pharmaceutical Group	11,200	$ 13,366
GlaxoSmithKline	3,877	73,171
Novartis	3,434	281,585
Novo Nordisk Class B	1,131	109,016
Roche Holding	57	20,803
Takeda Pharmaceutical	4,200	138,528
†Teva Pharmaceutical Industries	9,301	$90,755
		876,117
Professional Services–0.68%
Experian	1,902	79,675
Intertek Group	770	51,488
Randstad	2,523	169,866
Recruit Holdings	1,800	110,027
Wolters Kluwer	1,007	106,738
		517,794
Real Estate Management & Development–0.01%
Relo Group	500	10,320
		10,320
Semiconductors & Semiconductor Equipment–0.32%
ASML Holding	168	125,506
Disco	100	28,009
Tokyo Electron	200	88,355
		241,870
Software–0.38%
†Check Point Software Technologies	540	61,042
Micro Focus International	4,680	25,741
†Nice	43	12,176
Open Text	257	12,544
SAP	1,338	180,936
		292,439
Specialty Retail–0.41%
Fast Retailing	200	147,503
Fielmann	183	12,171
†Hennes & Mauritz Class B	4,228	85,582
JB Hi-Fi	403	13,103
Kingfisher	7,670	34,622
Yamada Denki	4,000	16,798
		309,779
Technology Hardware, Storage & Peripherals–0.05%
Canon	1,100	26,915
Ricoh	1,400	14,325
		41,240
Textiles, Apparel & Luxury Goods–0.45%
Adidas	376	118,161

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
†Canada Goose Holdings	339	$ 12,092
Cie Financiere Richemont Class A	616	63,868
Hermes International	6	8,278
Kering	30	21,308
LVMH Moet Hennessy Louis Vuitton	167	119,616
		343,323
Tobacco–0.69%
Altria Group	194	8,831
British American Tobacco	4,071	142,300
Imperial Brands	434	9,078
Japan Tobacco	15,100	295,873
Swedish Match	7,877	68,977
		525,059
Trading Companies & Distributors–0.10%
†Rexel	2,270	43,739
Sumitomo	2,200	30,991
		74,730
Wireless Telecommunication Services–0.16%
KDDI	1,500	49,385
Softbank	2,100	28,486
SoftBank Group	800	46,228
		124,099
Total Developed Markets (Cost $9,100,773)		9,711,935
EMERGING MARKETS–4.60%
Airlines–0.10%
†AirAsia Group	51,800	12,992
†China Airlines	26,000	15,907
†China Eastern Airlines Class H	12,000	4,587
†Eva Airways	51,000	34,292
†Turk Hava Yollari	3,814	6,016
		73,794
Auto Components–0.01%
Apollo Tyres	2,002	6,049
		6,049
Automobiles–0.12%
BYD	1,500	46,624
†XPeng ADR	1,249	44,389
		91,013
Banks–0.60%
CTBC Financial Holding	19,000	15,549
Dah Sing Banking Group	2,000	1,832
DNB Bank	2,106	$47,933
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Banks (continued)
HDFC Bank	5,570	$ 119,077
IndusInd Bank	741	11,002
Kotak Mahindra Bank	2,034	54,740
Malayan Banking	31,100	59,801
†OTP Bank	627	36,688
Public Bank	84,900	82,537
Turkiye Garanti Bankasi	19,392	20,102
Turkiye Is Bankasi Class C	15,685	9,112
		458,373
Beverages–0.02%
Ambev	3,960	11,147
Fraser & Neave Holdings	300	1,912
		13,059
Biotechnology–0.00%
†Celltrion	3	652
		652
Capital Markets–0.06%
China International Capital Class H	2,800	7,320
†XP Class A	879	35,309
		42,629
Chemicals–0.01%
Dongyue Group	4,000	9,866
		9,866
Construction & Engineering–0.01%
Metallurgical Corp. of China Class H	23,000	7,040
		7,040
Construction Materials–0.01%
Anhui Conch Cement Class H	1,500	8,102
		8,102
Consumer Finance–0.00%
Ujjivan Financial Services	1,039	2,163
		2,163
Diversified Consumer Services–0.00%
†TAL Education Group ADR	436	2,110
		2,110
Electric Utilities–0.04%
†PGE Polska Grupa Energetyczna	7,690	17,186
Tenaga Nasional	6,900	15,923
		33,109
Electronic Equipment, Instruments & Components–0.11%
AU Optronics	5,000	3,135

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
Delta Electronics	7,000	$ 62,721
Innolux	32,000	19,261
		85,117
Entertainment–0.06%
NetEase ADR	497	42,444
		42,444
Food & Staples Retailing–0.01%
Magnit GDR	276	4,654
†Migros Ticaret	1,777	6,260
		10,914
Food Products–0.11%
Marfrig Global Foods	3,743	17,527
Uni-President China Holdings	3,000	2,847
Universal Robina	24,940	66,445
		86,819
Health Care Equipment & Supplies–0.01%
Top Glove	4,800	3,302
		3,302
Health Care Providers & Services–0.05%
IHH Healthcare	8,600	13,763
†Netcare	18,643	20,056
		33,819
Household Durables–0.01%
Arcelik	2,875	10,496
		10,496
Independent Power and Renewable Electricity Producers–0.05%
Gulf Energy Development	6,500	7,973
Huaneng Power International Class H	58,000	31,118
		39,091
Insurance–0.15%
AIA Group	7,800	89,734
HDFC Life Insurance	1,215	11,797
SBI Life Insurance	862	14,103
		115,634
Interactive Media & Services–0.66%
†Baidu ADR	1,317	$128,502
NAVER	164	53,213
Tencent Holdings	5,400	322,373
		504,088
Internet & Direct Marketing Retail–0.21%
†Alibaba Group Holding	1,592	29,474
†JD.com ADR	233	16,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Internet & Direct Marketing Retail (continued)
†MercadoLibre	17	$ 28,550
Naspers Class N	482	79,665
†Vipshop Holdings ADR	699	7,787
		162,308
IT Services–0.31%
HCL Technologies	1,217	20,873
Infosys	2,316	51,925
Tata Consultancy Services	3,063	155,228
Wipro	1,060	9,004
		237,030
Machinery–0.03%
ANDRITZ	377	20,662
		20,662
Marine–0.10%
†COSCO Shipping Holdings Class H	8,000	12,139
MISC	25,200	41,409
Orient Overseas International	500	8,648
Star Bulk Carriers	531	12,765
		74,961
Media–0.02%
†RTL Group	238	14,132
		14,132
Metals & Mining–0.02%
†Tung Ho Steel Enterprise	11,000	16,082
		16,082
Oil, Gas & Consumable Fuels–0.43%
Equinor	8,085	205,608
LUKOIL	236	22,332
MOL Hungarian Oil & Gas	3,111	25,846
Novatek PJSC GDR	52	13,733
Oil & Natural Gas	12,169	23,526
†SK Innovation	171	37,647
		328,692
Real Estate Management & Development–0.11%
Hysan Development	12,000	39,077
Kerry Properties	7,500	19,728
†KWG Group Holdings	12,000	11,704
†Seazen Group	4,000	3,193
Shenzhen Investment	8,000	2,005
Swire Properties	2,600	6,520
		82,227
Semiconductors & Semiconductor Equipment–0.76%
MediaTek	7,000	225,312

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing	17,000	$ 351,596
		576,908
Specialty Retail–0.02%
Zhongsheng Group Holdings	1,500	12,024
		12,024
Technology Hardware, Storage & Peripherals–0.12%
Samsung Electronics	1,482	91,876
		91,876
Textiles, Apparel & Luxury Goods–0.07%
ANTA Sports Products	2,000	37,767
Li Ning	1,500	17,289
		55,056
Thrifts & Mortgage Finance–0.12%
Housing Development Finance	2,408	88,995
		88,995
Transportation Infrastructure–0.02%
Zhejiang Expressway Class H	22,000	18,143
		18,143
Wireless Telecommunication Services–0.06%
America Movil	32,363	28,645
PLDT	560	18,443
		47,088
Total Emerging Markets (Cost $2,845,602)		3,505,867
Total Common Stock (Cost $30,833,156)		36,696,757
PREFERRED STOCKS–0.35%
†Azul S.A.	1,433	9,578
Banco Bradesco	15,273	58,335
Henkel & Co.	623	57,633
Itau Unibanco Holding	7,355	39,113
Lojas Americanas	12,835	11,313
Petroleo Brasileiro	2,340	11,688
Sartorius	29	18,462
Volkswagen	266	59,292
Total Preferred Stocks (Cost $275,498)		265,414

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.11%
Fannie Mae-Aces
•Series 2017-M4 A2 2.64% 12/25/26	113,599	$ 120,518
•Series 2018-M8 A2 3.44% 6/25/28	90,000	100,543
Series 2020-M42 A2 1.27% 7/25/30	100,000	97,183
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K055 A2 2.67% 3/25/26	110,000	117,544
Series K056 A2 2.53% 5/25/26	140,000	148,770
Series K064 A2 3.22% 3/25/27	50,000	54,951
Series K090 A2 3.42% 2/25/29	70,000	78,966
Series K115 A2 1.38% 6/25/30	90,000	88,555
Series KSG1 A2 1.50% 9/25/30	40,000	39,637
Total Agency Commercial Mortgage-Backed Securities (Cost $840,622)		846,667
AGENCY MORTGAGE-BACKED SECURITIES–14.44%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	266,194	274,371
2.50% 6/1/36	23,983	24,988
3.00% 3/1/30	85,422	89,849
4.00% 5/1/33	23,638	25,140
4.00% 6/1/33	9,050	9,606
Fannie Mae S.F. 15 yr TBA
1.50% 10/1/36	300,000	302,965
2.00% 10/1/36	200,000	205,977
2.50% 10/1/36	50,000	52,088
3.00% 10/1/36	86,000	90,451
3.50% 10/1/36	75,000	80,023
Fannie Mae S.F. 30 yr
2.00% 7/1/50	77,071	77,336
2.00% 4/1/51	75,533	75,914
2.00% 7/1/51	75,043	75,308
2.00% 8/1/51	52,564	52,745
2.00% 10/1/51	326,000	327,122
2.50% 11/1/50	22,428	23,272
2.50% 2/1/51	110,637	114,173
2.50% 3/1/51	48,246	49,904
2.50% 5/1/51	170,019	175,452
2.50% 6/1/51	364,405	376,051
3.00% 10/1/44	77,160	82,305
3.00% 11/1/46	27,261	28,823
3.00% 7/1/47	9,707	10,242
3.00% 12/1/49	34,771	36,453
3.50% 2/1/45	18,859	20,523
3.50% 3/1/46	13,188	14,311

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 10/1/46	73,492	$ 78,743
3.50% 12/1/46	94,172	102,606
3.50% 1/1/47	80,663	88,081
3.50% 11/1/47	13,401	14,665
3.50% 1/1/48	55,900	61,426
3.50% 2/1/48	124,458	135,820
3.50% 6/1/49	32,373	35,629
3.50% 11/1/51	173,848	186,943
4.00% 1/1/45	17,443	19,125
4.00% 3/1/45	11,250	12,366
4.00% 6/1/46	68,065	75,929
4.00% 2/1/47	34,841	37,884
4.00% 8/1/47	52,401	56,448
4.00% 9/1/47	26,265	28,957
4.00% 10/1/47	55,238	61,506
4.00% 10/1/48	99,379	106,474
4.00% 1/1/57	15,181	17,025
4.00% 2/1/57	15,551	17,440
4.50% 8/1/41	16,833	18,925
4.50% 2/1/48	380,952	423,068
4.50% 6/1/48	10,602	11,785
5.00% 2/1/35	2,371	2,701
5.00% 10/1/35	1,797	2,050
5.00% 11/1/35	2,202	2,511
5.50% 8/1/37	2,116	2,443
5.50% 9/1/41	25,941	29,914
6.00% 12/1/36	581	687
6.00% 2/1/37	1,626	1,921
6.00% 8/1/37	1,599	1,873
6.00% 9/1/37	543	641
6.00% 5/1/38	5,565	6,576
6.00% 9/1/38	1,622	1,914
6.00% 11/1/38	1,193	1,431
6.00% 9/1/39	4,731	5,582
6.00% 3/1/40	2,197	2,597
6.00% 7/1/40	7,131	8,413
6.00% 5/1/41	2,589	3,045
6.00% 7/1/41	14,064	16,592
Fannie Mae S.F. 30 yr TBA
1.50% 10/1/51	300,000	291,422
2.00% 10/14/51	787,000	789,121
2.50% 10/14/51	275,000	283,540
2.50% 11/1/51	50,000	51,455
4.00% 10/1/51	25,000	26,785
5.00% 10/1/51	57,000	62,655
5.50% 10/1/51	23,000	25,712
Freddie Mac S.F. 15 yr
2.00% 7/1/36	48,449	49,955
2.50% 7/1/32	164,671	173,022
2.50% 5/1/36	94,203	98,452
3.00% 5/1/29	110,561	116,714
3.50% 2/1/34	41,980	44,904
Freddie Mac S.F. 30 yr
2.00% 5/1/50	470,355	476,050
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.00% 5/1/51	112,029	$ 112,549
2.00% 6/1/51	73,663	73,917
2.50% 11/1/50	88,747	92,169
3.00% 3/1/46	24,731	26,148
3.00% 7/1/46	44,070	46,585
3.00% 12/1/46	40,030	42,299
3.00% 9/1/47	1,048,482	1,100,033
3.00% 4/1/50	26,631	27,944
3.00% 7/1/50	16,846	17,792
3.00% 5/1/51	72,118	78,150
3.50% 10/1/42	45,957	49,924
3.50% 7/1/47	7,597	8,088
3.50% 9/1/47	23,039	25,162
3.50% 12/1/47	24,222	25,735
3.50% 2/1/48	30,245	32,170
3.50% 3/1/48	15,457	16,449
3.50% 5/1/48	13,758	14,589
4.00% 10/1/46	8,261	9,026
4.00% 10/1/47	2,504	2,687
4.00% 2/1/48	14,307	15,375
4.00% 6/1/48	12,999	14,472
4.00% 10/1/48	23,758	25,414
4.00% 12/1/48	13,944	15,157
4.00% 3/1/49	11,581	12,402
4.50% 5/1/40	51,980	58,409
4.50% 9/1/46	122,255	134,148
5.00% 7/1/48	13,199	14,554
5.50% 3/1/34	653	755
5.50% 12/1/34	592	685
5.50% 4/1/38	2,321	2,709
5.50% 7/1/38	2,444	2,852
6.00% 3/1/36	2,027	2,396
6.00% 9/1/37	1,498	1,770
6.00% 1/1/38	582	682
6.00% 6/1/38	1,855	2,192
GNMA I S.F. 30 yr
3.50% 6/15/43	17,993	19,363
3.50% 12/15/47	39,031	42,934
GNMA II S.F. 30 yr
2.00% 4/20/51	121,705	123,566
2.50% 2/20/51	47,001	48,532
2.50% 5/20/51	24,470	25,252
2.50% 7/20/51	124,015	128,011
2.50% 8/20/51	149,455	154,295
3.00% 5/20/45	16,564	17,456
3.00% 12/20/45	20,171	21,315
3.00% 1/20/46	10,858	11,484
3.00% 2/20/46	9,965	10,530
3.00% 3/20/46	14,159	14,920
3.00% 5/20/46	13,084	13,772
3.00% 8/20/46	93,303	98,272
3.00% 4/20/49	105,149	110,629
3.00% 2/20/50	49,301	51,571
3.00% 2/20/51	21,736	22,737

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 10/20/42	20,154	$ 21,791
3.50% 4/20/45	4,243	4,526
3.50% 11/20/45	17,289	18,470
3.50% 3/20/46	38,015	40,436
3.50% 4/20/46	16,449	17,444
3.50% 6/20/46	64,767	68,877
3.50% 12/20/46	25,031	26,599
3.50% 2/20/47	10,607	11,254
3.50% 3/20/47	20,929	22,168
3.50% 4/20/48	65,556	70,946
3.50% 8/20/50	29,103	30,614
4.00% 7/20/47	36,981	39,616
4.00% 11/20/47	38,319	41,049
4.00% 3/20/48	24,691	26,449
4.00% 4/20/48	14,729	15,778
4.00% 8/20/48	27,632	29,438
4.00% 11/20/48	7,271	7,761
4.00% 2/20/50	25,250	26,758
4.50% 8/20/49	6,965	7,432
5.00% 12/20/48	7,878	8,504
5.00% 1/20/49	20,776	22,313
GNMA II S.F. 30 yr TBA
1.50% 10/1/51	50,000	49,143
2.00% 10/1/51	300,000	304,324
2.50% 10/1/51	150,000	154,846
3.00% 10/1/51	25,000	26,119
5.00% 10/1/51	25,000	26,918
Total Agency Mortgage-Backed Securities (Cost $10,852,225)		11,006,515
CORPORATE BONDS–22.06%
Aerospace & Defense–0.26%
Boeing
4.88% 5/1/25	20,000	22,258
5.15% 5/1/30	35,000	41,079
General Dynamics
1.15% 6/1/26	40,000	40,205
2.25% 6/1/31	25,000	25,589
3.25% 4/1/25	25,000	26,833
Raytheon Technologies 3.95% 8/16/25	35,000	38,546
		194,510
Agriculture–0.73%
Altria Group
2.45% 2/4/32	80,000	76,658
3.70% 2/4/51	20,000	18,831
4.00% 2/4/61	10,000	9,577
4.80% 2/14/29	100,000	114,919
5.80% 2/14/39	10,000	12,297
Philip Morris International
0.88% 5/1/26	60,000	58,889
2.10% 5/1/30	40,000	39,746
2.38% 8/17/22	60,000	61,015
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International (continued)
2.50% 8/22/22	40,000	$ 40,816
4.25% 11/10/44	40,000	45,746
6.38% 5/16/38	40,000	56,104
Reynolds American 5.85% 8/15/45	20,000	23,997
		558,595
Apparel–0.20%
NIKE 3.25% 3/27/40	36,000	39,402
Ralph Lauren 1.70% 6/15/22	25,000	25,251
VF 2.05% 4/23/22	85,000	85,802
		150,455
Auto Manufacturers–0.36%
American Honda Finance 1.20% 7/8/25	20,000	20,110
General Motors 6.75% 4/1/46	16,000	22,816
General Motors Financial
2.90% 2/26/25	35,000	36,721
3.55% 7/8/22	20,000	20,476
4.15% 6/19/23	80,000	84,550
PACCAR Financial 1.90% 2/7/23	45,000	45,930
Toyota Motor Credit
0.68% 3/25/24	5,000	5,006
1.13% 6/18/26	40,000	39,745
		275,354
Auto Parts & Equipment–0.05%
Aptiv 4.15% 3/15/24	35,000	37,590
		37,590
Banks–5.67%
•Banco Santander 0.70% 6/30/24	200,000	200,366
Bank of America
μ0.52% 6/14/24	170,000	169,928
μ0.98% 9/25/25	20,000	20,028
μ1.32% 6/19/26	70,000	69,983
μ1.73% 7/22/27	80,000	80,329
μ2.50% 2/13/31	40,000	40,480
μ2.68% 6/19/41	45,000	43,444
μ2.69% 4/22/32	120,000	122,192
μ3.48% 3/13/52	10,000	10,796
μ4.08% 3/20/51	67,000	79,283
4.18% 11/25/27	20,000	22,295
Bank of Montreal 0.63% 7/9/24	20,000	19,958
Bank of Nova Scotia
0.65% 7/31/24	50,000	49,915
1.05% 3/2/26	20,000	19,775
Canadian Imperial Bank of Commerce
0.45% 6/22/23	60,000	59,998

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
0.95% 6/23/23	30,000	$ 30,249
2.25% 1/28/25	40,000	41,550
μ2.61% 7/22/23	10,000	10,177
Citigroup
μ0.78% 10/30/24	190,000	190,729
μ1.46% 6/9/27	135,000	134,204
μ1.68% 5/15/24	10,000	10,194
μ3.11% 4/8/26	30,000	31,852
μ3.35% 4/24/25	85,000	90,283
4.65% 7/23/48	20,000	25,799
Goldman Sachs Group
μ0.86% 2/12/26	35,000	34,663
μ1.99% 1/27/32	45,000	43,395
2.60% 2/7/30	40,000	41,169
μ2.62% 4/22/32	45,000	45,544
3.50% 4/1/25	75,000	80,633
3.80% 3/15/30	40,000	44,528
μ4.41% 4/23/39	45,000	54,084
4.75% 10/21/45	20,000	25,824
5.15% 5/22/45	21,000	27,537
6.75% 10/1/37	45,000	64,453
μHSBC Holdings 0.98% 5/24/25	200,000	199,648
JPMorgan Chase & Co.
μ0.97% 6/23/25	40,000	40,049
μ1.47% 9/22/27	80,000	79,488
μ1.58% 4/22/27	25,000	25,051
μ3.22% 3/1/25	100,000	105,626
μ3.33% 4/22/52	2,000	2,095
3.38% 5/1/23	50,000	52,289
μ3.96% 11/15/48	120,000	139,103
μ4.03% 7/24/48	20,000	23,308
μ4.26% 2/22/48	35,000	42,201
4.95% 6/1/45	10,000	13,072
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	65,435
•Mitsubishi UFJ Financial Group 0.95% 7/19/25	200,000	200,227
Morgan Stanley
μ0.86% 10/21/25	90,000	89,817
μ1.51% 7/20/27	40,000	39,810
μ1.59% 5/4/27	75,000	75,223
μ1.79% 2/13/32	10,000	9,524
μ2.19% 4/28/26	45,000	46,463
μ2.48% 9/16/36	45,000	44,043
μ2.70% 1/22/31	10,000	10,311
μ2.80% 1/25/52	50,000	48,059
μ3.97% 7/22/38	50,000	57,281
4.30% 1/27/45	45,000	54,851
μ5.60% 3/24/51	46,000	68,203
Royal Bank of Canada
1.60% 4/17/23	20,000	20,386
1.95% 1/17/23	45,000	45,947
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
2.25% 11/1/24	50,000	$ 52,193
Santander Holdings USA 3.45% 6/2/25	10,000	10,707
•Santander UK Group Holdings 1.53% 8/21/26	200,000	199,598
SVB Financial Group 1.80% 2/2/31	60,000	57,575
Toronto-Dominion Bank 2.65% 6/12/24	100,000	105,229
Truist Financial 1.20% 8/5/25	70,000	70,508
Wells Fargo & Co.
μ2.41% 10/30/25	110,000	114,563
3.75% 1/24/24	50,000	53,454
μ5.01% 4/4/51	20,000	26,840
		4,323,814
Beverages–0.29%
Diageo Capital 1.38% 9/29/25	200,000	202,262
PepsiCo 4.45% 4/14/46	15,000	18,960
		221,222
Building Materials–0.28%
Carrier Global
2.24% 2/15/25	8,000	8,288
3.38% 4/5/40	80,000	83,941
Eagle Materials 2.50% 7/1/31	60,000	59,624
Martin Marietta Materials
2.40% 7/15/31	45,000	45,232
3.20% 7/15/51	20,000	19,955
		217,040
Chemicals–0.31%
Air Products and Chemicals 2.80% 5/15/50	3,000	3,000
FMC 3.20% 10/1/26	2,000	2,139
Sherwin-Williams
2.95% 8/15/29	70,000	74,357
3.30% 5/15/50	10,000	10,355
3.45% 6/1/27	100,000	109,810
3.80% 8/15/49	10,000	11,216
4.50% 6/1/47	20,000	24,244
		235,121
Commercial Services–0.82%
Block Financial
2.50% 7/15/28	50,000	50,709
3.88% 8/15/30	5,000	5,438
Equifax 2.35% 9/15/31	15,000	14,767
Georgetown University 2.94% 4/1/50	3,000	2,951
Global Payments 4.00% 6/1/23	10,000	10,543

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Northwestern University 2.64% 12/1/50	5,000	$ 4,991
PayPal Holdings
2.20% 9/26/22	95,000	96,825
2.85% 10/1/29	195,000	208,143
President & Fellows of Harvard College 2.52% 10/15/50	3,000	2,957
Quanta Services
0.95% 10/1/24	55,000	55,025
2.35% 1/15/32	35,000	34,246
2.90% 10/1/30	45,000	46,549
S&P Global 2.30% 8/15/60	48,000	40,825
University of Chicago
2.55% 4/1/50	2,000	1,922
2.76% 4/1/45	3,000	3,059
University of Southern California 2.95% 10/1/51	10,000	10,466
Verisk Analytics 4.13% 3/15/29	30,000	34,070
Yale University 2.40% 4/15/50	5,000	4,816
		628,302
Computers–0.83%
Apple
1.40% 8/5/28	10,000	9,839
2.65% 5/11/50	15,000	14,421
2.70% 8/5/51	30,000	28,928
Dell International
5.85% 7/15/25	50,000	58,170
8.10% 7/15/36	13,000	19,713
8.35% 7/15/46	67,000	108,664
Hewlett Packard Enterprise 4.45% 10/2/23	70,000	74,980
HP
1.45% 6/17/26	60,000	59,678
2.20% 6/17/25	20,000	20,639
2.65% 6/17/31	73,000	72,277
3.00% 6/17/27	20,000	21,357
3.40% 6/17/30	10,000	10,639
6.00% 9/15/41	11,000	14,202
International Business Machines 3.50% 5/15/29	100,000	110,512
NetApp 2.38% 6/22/27	5,000	5,216
		629,235
Cosmetics & Personal Care–0.19%
Procter & Gamble 1.20% 10/29/30	50,000	47,565
Unilever Capital 2.20% 5/5/22	100,000	101,005
		148,570
Diversified Financial Services–0.71%
Air Lease 2.88% 1/15/26	15,000	15,673
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ally Financial 3.05% 6/5/23	10,000	$ 10,374
American Express 2.50% 8/1/22	50,000	50,866
Brookfield Finance 4.70% 9/20/47	10,000	12,108
Intercontinental Exchange
0.70% 6/15/23	50,000	50,215
4.25% 9/21/48	10,000	11,800
Mastercard
2.95% 3/15/51	20,000	20,667
3.80% 11/21/46	25,000	29,183
3.85% 3/26/50	20,000	23,783
Nomura Holdings 2.65% 1/16/25	200,000	208,333
ORIX 2.90% 7/18/22	30,000	30,611
Visa
2.00% 8/15/50	8,000	6,897
2.15% 9/15/22	45,000	45,765
3.65% 9/15/47	20,000	23,025
		539,300
Electric–1.86%
Ameren 3.50% 1/15/31	10,000	10,874
Appalachian Power 3.70% 5/1/50	10,000	10,885
Arizona Public Service 2.60% 8/15/29	50,000	51,804
Berkshire Hathaway Energy
2.85% 5/15/51	10,000	9,558
4.25% 10/15/50	20,000	24,180
Black Hills 1.04% 8/23/24	5,000	5,001
CenterPoint Energy Houston Electric 2.90% 7/1/50	10,000	10,100
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,040
Connecticut Light and Power 4.00% 4/1/48	10,000	11,937
Consolidated Edison Co. of New York
3.95% 4/1/50	10,000	11,411
4.13% 5/15/49	10,000	11,600
Consumers Energy 2.50% 5/1/60	5,000	4,369
Dominion Energy
3.90% 10/1/25	75,000	81,983
4.60% 3/15/49	20,000	24,862
DTE Electric 2.63% 3/1/31	10,000	10,418
Duke Energy
2.45% 6/1/30	30,000	30,319
2.65% 9/1/26	135,000	142,412
Duke Energy Florida 1.75% 6/15/30	30,000	29,090
Duke Energy Ohio 2.13% 6/1/30	10,000	9,928

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Progress 2.50% 8/15/50	10,000	$ 9,067
Entergy 4.00% 7/15/22	35,000	35,764
Entergy Arkansas 2.65% 6/15/51	5,000	4,662
Entergy Louisiana
3.10% 6/15/41	10,000	10,343
4.05% 9/1/23	90,000	95,143
Exelon
3.50% 6/1/22	35,000	35,611
3.95% 6/15/25	35,000	38,106
Georgia Power 3.70% 1/30/50	20,000	21,328
Indiana Michigan Power 4.55% 3/15/46	15,000	18,668
Interstate Power and Light 2.30% 6/1/30	20,000	20,081
ITC Holdings 3.25% 6/30/26	15,000	16,182
National Rural Utilities Cooperative Finance 1.75% 1/21/22	85,000	85,382
NextEra Energy Capital Holdings
2.25% 6/1/30	40,000	40,228
2.75% 11/1/29	30,000	31,388
Northern States Power 3.60% 9/15/47	25,000	27,955
Oncor Electric Delivery 3.80% 6/1/49	10,000	11,694
Pacific Gas and Electric
2.50% 2/1/31	5,000	4,759
3.00% 6/15/28	5,000	5,088
3.25% 6/1/31	10,000	9,964
3.50% 8/1/50	10,000	9,094
4.50% 7/1/40	10,000	10,207
PECO Energy 2.80% 6/15/50	30,000	29,405
PPL Electric Utilities 3.00% 10/1/49	15,000	15,346
PSEG Power 3.85% 6/1/23	100,000	105,193
Public Service Electric and Gas
2.05% 8/1/50	10,000	8,595
2.70% 5/1/50	10,000	9,629
Puget Energy 2.38% 6/15/28	10,000	10,002
San Diego Gas & Electric 2.95% 8/15/51	20,000	19,820
Southern 3.25% 7/1/26	55,000	59,184
Southern California Edison 3.65% 2/1/50	15,000	15,325
Union Electric 3.25% 10/1/49	10,000	10,500
Virginia Electric and Power 3.30% 12/1/49	10,000	10,495
WEC Energy Group
0.55% 9/15/23	40,000	39,997
1.80% 10/15/30	10,000	9,575
		1,419,551
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.21%
Agilent Technologies 2.30% 3/12/31	35,000	$ 35,036
Allegion US Holding 3.20% 10/1/24	40,000	42,382
Flex 3.75% 2/1/26	5,000	5,441
Honeywell International 2.30% 8/15/24	20,000	20,956
Jabil 1.70% 4/15/26	30,000	30,157
Keysight Technologies 4.60% 4/6/27	25,000	28,842
		162,814
Environmental Control–0.01%
Waste Connections 2.60% 2/1/30	5,000	5,147
		5,147
Food–0.10%
General Mills 2.88% 4/15/30	20,000	21,021
Hershey 1.70% 6/1/30	10,000	9,840
McCormick & Co. 2.70% 8/15/22	45,000	45,844
		76,705
Forest Products & Paper–0.08%
Georgia-Pacific 8.00% 1/15/24	50,000	58,311
		58,311
Gas–0.20%
Atmos Energy 1.50% 1/15/31	20,000	18,815
NiSource 4.38% 5/15/47	20,000	23,756
Southern Gas Capital 3.25% 6/15/26	100,000	107,277
		149,848
Health Care Products–0.40%
Baxter International 2.60% 8/15/26	45,000	47,525
DH Europe Finance II Sarl 3.40% 11/15/49	10,000	10,807
PerkinElmer
0.55% 9/15/23	80,000	80,066
0.85% 9/15/24	80,000	80,008
1.90% 9/15/28	35,000	34,739
2.25% 9/15/31	25,000	24,662
Thermo Fisher Scientific 4.10% 8/15/47	20,000	24,253
		302,060
Health Care Services–0.66%
Anthem 3.35% 12/1/24	95,000	101,843
Baylor Scott & White Holdings 2.84% 11/15/50	2,000	1,975
CommonSpirit Health 3.91% 10/1/50	6,000	6,555

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA
3.50% 7/15/51	40,000	$ 39,651
5.25% 6/15/49	30,000	38,290
5.50% 6/15/47	63,000	81,696
Humana 2.90% 12/15/22	55,000	56,553
Kaiser Foundation Hospitals 3.00% 6/1/51	7,000	7,153
Laboratoryof America Holdings 2.70% 6/1/31	60,000	61,330
Memorial Sloan-Kettering Cancer Center 2.96% 1/1/50	1,000	1,012
Providence St Joseph Health Obligated Group 2.70% 10/1/51	8,000	7,626
UnitedHealth Group
3.13% 5/15/60	30,000	30,701
4.25% 4/15/47	25,000	30,834
Universal Health Services 2.65% 10/15/30	40,000	40,182
		505,401
Home Builders–0.09%
NVR 3.00% 5/15/30	65,000	68,022
		68,022
Household Products Wares–0.07%
Avery Dennison 2.25% 2/15/32	50,000	48,949
Kimberly-Clark 2.88% 2/7/50	5,000	5,067
		54,016
Insurance–0.72%
Aflac
3.25% 3/17/25	50,000	53,767
4.75% 1/15/49	45,000	58,834
Aon 2.80% 5/15/30	15,000	15,670
Athene Holding 3.95% 5/25/51	10,000	11,048
Enstar Group 3.10% 9/1/31	15,000	14,758
Fairfax Financial Holdings 3.38% 3/3/31	10,000	10,369
Marsh & McLennan
4.20% 3/1/48	55,000	67,182
4.75% 3/15/39	62,000	78,111
4.90% 3/15/49	65,000	87,510
MetLife 4.05% 3/1/45	15,000	17,827
Progressive
3.95% 3/26/50	38,000	45,525
4.13% 4/15/47	70,000	84,348
		544,949
Internet–0.18%
Alphabet 2.25% 8/15/60	10,000	8,737
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com
2.10% 5/12/31	30,000	$ 30,389
2.88% 5/12/41	10,000	10,314
3.10% 5/12/51	10,000	10,454
3.25% 5/12/61	10,000	10,643
Booking Holdings 4.63% 4/13/30	6,000	7,132
eBay 2.70% 3/11/30	25,000	26,033
VeriSign 2.70% 6/15/31	30,000	30,490
		134,192
Investment Company Security–0.66%
Ares Capital
2.15% 7/15/26	87,000	87,231
2.88% 6/15/28	30,000	30,391
3.25% 7/15/25	70,000	73,628
3.88% 1/15/26	13,000	13,903
4.20% 6/10/24	80,000	85,794
FS KKR Capital
2.63% 1/15/27	40,000	40,098
3.40% 1/15/26	35,000	36,571
4.13% 2/1/25	20,000	21,370
4.63% 7/15/24	20,000	21,596
Goldman Sachs BDC 2.88% 1/15/26	45,000	46,269
Golub Capital BDC 2.05% 2/15/27	10,000	9,840
Owl Rock Capital 2.88% 6/11/28	40,000	39,925
		506,616
Iron & Steel–0.20%
Reliance Steel & Aluminum 2.15% 8/15/30	50,000	48,883
Vale 5.63% 9/11/42	20,000	24,475
Vale Overseas
3.75% 7/8/30	50,000	51,798
6.88% 11/21/36	10,000	13,325
6.88% 11/10/39	12,000	16,236
		154,717
Lodging–0.03%
Choice Hotels International 3.70% 12/1/29	20,000	21,273
		21,273
Machinery Construction & Mining–0.15%
Caterpillar 1.90% 3/12/31	50,000	49,740
Caterpillar Financial Services 1.95% 11/18/22	65,000	66,233
		115,973
Machinery Diversified–0.17%
IDEX 2.63% 6/15/31	91,000	92,590

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital 1.20% 4/6/23	30,000	$ 30,402
Rockwell Automation 2.80% 8/15/61	10,000	9,508
		132,500
Media–0.43%
Charter Communications Operating
3.50% 6/1/41	5,000	4,910
3.95% 6/30/62	5,000	4,823
4.40% 12/1/61	15,000	15,599
4.46% 7/23/22	100,000	102,541
5.38% 4/1/38	20,000	24,134
Comcast
2.65% 8/15/62	30,000	26,583
2.89% 11/1/51	28,000	26,857
3.70% 4/15/24	30,000	32,265
4.60% 10/15/38	23,000	28,116
Fox 4.03% 1/25/24	35,000	37,553
Time Warner Cable 4.50% 9/15/42	20,000	21,887
		325,268
Mining–0.06%
Newmont 2.25% 10/1/30	17,000	16,911
Southern Copper
3.88% 4/23/25	19,000	20,558
6.75% 4/16/40	5,000	6,960
		44,429
Miscellaneous Manufacturing–0.09%
3M
2.25% 3/15/23	20,000	20,528
2.65% 4/15/25	40,000	42,227
Ingersoll-Rand Luxembourg Finance 4.50% 3/21/49	5,000	6,170
		68,925
Oil & Gas–0.30%
BP Capital Markets America
3.22% 11/28/23	75,000	79,118
3.79% 2/6/24	50,000	53,534
Chevron
1.55% 5/11/25	10,000	10,224
5.25% 11/15/43	10,000	13,485
Equinor 3.25% 11/18/49	10,000	10,596
Exxon Mobil
2.99% 3/19/25	40,000	42,672
3.45% 4/15/51	20,000	21,269
		230,898
Oil & Gas Services–0.04%
Baker Hughes 4.08% 12/15/47	25,000	28,214
		28,214
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.90%
AbbVie 2.60% 11/21/24	70,000	$ 73,586
AmerisourceBergen
2.70% 3/15/31	13,000	13,297
3.45% 12/15/27	25,000	27,326
Bristol-Myers Squibb
2.35% 11/13/40	15,000	14,273
2.55% 11/13/50	20,000	18,779
3.25% 8/15/22	150,000	153,859
Cigna 3.75% 7/15/23	24,000	25,368
CVS Health 3.00% 8/15/26	25,000	26,840
Johnson & Johnson 2.25% 9/1/50	10,000	9,246
McKesson 0.90% 12/3/25	35,000	34,444
Merck & Co.
0.75% 2/24/26	85,000	83,858
4.00% 3/7/49	10,000	12,033
Novartis Capital 2.75% 8/14/50	12,000	12,076
Zoetis
3.00% 9/12/27	100,000	107,667
3.90% 8/20/28	35,000	39,330
4.70% 2/1/43	25,000	31,808
		683,790
Pipelines–0.41%
Cheniere Corpus Christi Holdings
3.70% 11/15/29	45,000	48,834
5.13% 6/30/27	70,000	80,927
Enbridge 3.40% 8/1/51	10,000	10,075
Energy Transfer Operating 5.00% 5/15/50	10,000	11,537
MPLX
4.50% 4/15/38	5,000	5,582
4.70% 4/15/48	10,000	11,546
4.88% 12/1/24	5,000	5,538
5.50% 2/15/49	20,000	25,352
ONEOK
2.75% 9/1/24	45,000	47,167
5.20% 7/15/48	5,000	6,054
6.35% 1/15/31	25,000	32,005
Williams Companies
3.50% 11/15/30	5,000	5,432
5.10% 9/15/45	17,000	21,047
		311,096
Real Estate–0.03%
CBRE Services 4.88% 3/1/26	20,000	22,808
		22,808
Real Estate Investment Trusts–0.85%
American Tower
1.30% 9/15/25	25,000	25,005
4.00% 6/1/25	45,000	49,108
4.40% 2/15/26	25,000	27,927

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CC Holdings 3.85% 4/15/23	50,000	$ 52,483
Crown Castle International
2.50% 7/15/31	25,000	24,980
3.20% 9/1/24	35,000	37,247
Essex Portfolio 1.70% 3/1/28	30,000	29,421
GLP Capital
4.00% 1/15/30	20,000	21,476
4.00% 1/15/31	90,000	97,074
5.38% 4/15/26	40,000	45,478
Life Storage 2.20% 10/15/30	20,000	19,832
Office Properties Income Trust 3.45% 10/15/31	30,000	29,347
Omega Healthcare Investors 4.50% 4/1/27	7,000	7,800
Public Storage
1.85% 5/1/28	55,000	55,747
2.30% 5/1/31	20,000	20,264
3.39% 5/1/29	60,000	65,986
Simon Property Group 1.38% 1/15/27	30,000	29,682
Weyerhaeuser 4.00% 4/15/30	10,000	11,296
		650,153
Retail–0.27%
Costco Wholesale 1.75% 4/20/32	56,000	54,908
Genuine Parts 1.88% 11/1/30	23,000	21,971
Home Depot
3.35% 9/15/25	30,000	32,660
4.25% 4/1/46	20,000	24,503
Lowe's Companies 3.50% 4/1/51	30,000	32,124
Starbucks 3.55% 8/15/29	20,000	22,157
Walmart 2.65% 9/22/51	20,000	19,908
		208,231
Semiconductors–0.27%
Broadcom
3.75% 2/15/51	15,000	14,968
4.11% 9/15/28	73,000	81,222
Intel 2.88% 5/11/24	40,000	42,292
Micron Technology
2.50% 4/24/23	20,000	20,586
4.66% 2/15/30	31,000	35,782
Texas Instruments 2.70% 9/15/51	15,000	14,757
		209,607
Software–0.87%
Activision Blizzard 2.50% 9/15/50	15,000	12,988
Adobe 2.15% 2/1/27	40,000	41,910
Citrix Systems 1.25% 3/1/26	40,000	39,347
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Electronic Arts
1.85% 2/15/31	30,000	$ 29,012
2.95% 2/15/51	10,000	9,605
Intuit 1.35% 7/15/27	25,000	24,870
Microsoft
2.53% 6/1/50	9,000	8,660
2.92% 3/17/52	8,000	8,270
4.10% 2/6/37	8,000	9,759
Oracle
2.50% 4/1/25	95,000	99,382
2.88% 3/25/31	95,000	97,755
3.95% 3/25/51	25,000	26,365
Roper Technologies
2.35% 9/15/24	25,000	26,176
2.80% 12/15/21	25,000	25,074
3.65% 9/15/23	40,000	42,376
3.80% 12/15/26	25,000	27,770
salesforce.com
1.50% 7/15/28	10,000	9,950
2.70% 7/15/41	10,000	9,970
ServiceNow 1.40% 9/1/30	121,000	113,488
		662,727
Telecommunications–0.85%
America Movil 6.38% 3/1/35	25,000	35,053
AT&T
0.90% 3/25/24	60,000	60,094
1.70% 3/25/26	55,000	55,681
3.10% 2/1/43	15,000	14,381
3.30% 2/1/52	5,000	4,841
4.45% 4/1/24	38,000	41,173
5.25% 3/1/37	90,000	111,655
Deutsche Telekom International Finance 8.75% 6/15/30	50,000	74,545
Motorola Solutions
2.30% 11/15/30	6,000	5,897
2.75% 5/24/31	20,000	20,410
4.60% 2/23/28	20,000	23,041
Verizon Communications
2.36% 3/15/32	70,000	69,226
3.00% 11/20/60	20,000	18,475
4.13% 8/15/46	20,000	22,953
4.50% 8/10/33	75,000	89,303
		646,728
Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	32,322
United Parcel Service 5.30% 4/1/50	30,000	43,322
		75,644

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water–0.10%
American Water Capital 2.30% 6/1/31	35,000	$ 35,359
Essential Utilities 3.57% 5/1/29	35,000	38,235
		73,594
Total Corporate Bonds (Cost $16,413,137)		16,813,315
MUNICIPAL BONDS–0.35%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	15,000	26,535
Board of Regents of the University of Texas System Series B 2.44% 8/15/49	5,000	4,821
California State University Series B 2.98% 11/1/51	15,000	15,334
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	58,977
District of Columbia Water & Sewer Authority 4.81% 10/1/14	5,000	7,128
New Jersey Turnpike Authority Series A 7.10% 1/1/41	25,000	39,736
New York State Dormitory Authority Series B 3.14% 7/1/43	5,000	5,099
Port Authority of New York & New Jersey Series 21 3.29% 8/1/69	15,000	16,305
San Antonio Electric & Gas Systems Revenue 2.91% 2/1/48	10,000	10,019
State of Oregon 5.89% 6/1/27	35,000	41,897
Texas Transportation Commission 2.47% 10/1/44	10,000	9,761
Texas Transportation Commission State Highway Fund 4.00% 10/1/33	10,000	11,946
University of California 3.71% 5/15/20	5,000	5,342
University of Virginia Series B 2.58% 11/1/51	10,000	9,822
Total Municipal Bonds (Cost $239,780)		262,722
NON-AGENCY ASSET-BACKED SECURITIES–6.89%
ACC Auto Trust Series 2021-A A 1.08% 4/15/27	180,808	180,992
Avant Loans Funding Trust
Series 2020-REV1 A 2.17% 5/15/29	150,000	150,756
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avant Loans Funding Trust (continued)
Series 2021-REV1 A 1.21% 7/15/30	110,000	$ 110,039
Carvana Auto Receivables Trust
Series 2021-N2 B 0.75% 3/10/28	34,000	33,913
Series 2021-N2 C 1.07% 3/10/28	71,000	71,080
Conn's Receivables Funding Series 2020-A A 1.71% 6/16/25	16,326	16,337
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1 A 2.26% 3/15/28	14,754	14,781
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	22,594	22,711
Series 2018-3 D 4.30% 9/16/24	37,591	38,229
Series 2018-4 D 4.09% 1/15/26	25,298	25,868
Series 2019-1 D 4.09% 6/15/26	200,000	205,949
Series 2019-2 C 3.42% 6/16/25	128,945	130,342
Series 2019-4 C 2.51% 11/17/25	200,000	201,842
Series 2020-1 C 2.36% 3/16/26	140,000	141,933
Series 2020-2 A3 0.83% 5/15/24	62,364	62,422
Series 2020-2 B 1.42% 3/17/25	60,000	60,327
Series 2020-2 C 2.28% 8/17/26	30,000	30,553
Series 2021-1 C 1.02% 6/15/27	140,000	140,572
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	63,608	64,216
Exeter Automobile Receivables Trust
Series 2020-1A B 2.26% 4/15/24	103,241	103,520
Series 2020-3A B 0.79% 9/16/24	90,000	90,191
Series 2020-3A D 1.73% 7/15/26	40,000	40,708
Series 2021-1A C 0.74% 1/15/26	180,000	180,376
Series 2021-3A C 0.96% 10/15/26	70,000	70,021
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	107,073

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank
Series 2021-2 C 0.97% 12/26/28	100,000	$ 100,030
Series 2021-3 B 0.76% 2/26/29	289,951	289,791
Marlette Funding Trust
A 2.69% 9/17/29	1,377	1,378
Series 2019-2A A 3.13% 7/16/29	1,841	1,843
Series 2020-2A A 1.02% 9/16/30	3,044	3,045
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	149,749
Santander Drive Auto Receivables Trust
Series 2018-2 D 3.88% 2/15/24	163,484	165,610
Series 2018-5 D 4.19% 12/16/24	113,502	115,205
Series 2020-2 B 0.96% 11/15/24	40,000	40,119
Series 2020-2 C 1.46% 9/15/25	60,000	60,617
Series 2020-3 B 0.69% 3/17/25	190,000	190,427
Series 2021-1 C 0.75% 2/17/26	90,000	90,368
Series 2021-3 C 0.95% 9/15/27	100,000	100,181
Santander Drive Auto Receivables Trust Series 2020-4 C 1.01% 1/15/26	120,000	120,775
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	104,994
Toyota Auto Loan Extended Note Trust Series 2020-1A A 1.35% 5/25/33	100,000	101,334
Upstart Securitization Trust
Series 2020-1 A 2.32% 4/22/30	115,864	116,425
Series 2021-1 A 0.87% 3/20/31	99,412	99,591
Series 2021-2 A 0.91% 6/20/31	167,062	167,254
Series 2021-3 A 0.83% 7/20/31	189,836	189,862
Series 2021-4 A 0.84% 9/20/31	180,000	180,008
Westlake Automobile Receivables Trust
Series 2018-3A D 4.00% 10/16/23	34,795	35,150
Series 2019-2A B 2.62% 7/15/24	45,848	45,901
Series 2020-2A B 1.32% 7/15/25	110,000	110,849
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust (continued)
Series 2020-2A C 2.01% 7/15/25	150,000	$ 152,482
Series 2020-3A B 0.78% 11/17/25	140,000	140,625
Series 2020-3A C 1.24% 11/17/25	80,000	80,640
Total Non-Agency Asset-Backed Securities (Cost $5,210,605)		5,249,004
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.11%
•Connecticut Avenue Securities Trust Series 2019-R05 1M2 2.09% (LIBOR01M + 2.00%) 7/25/39	38,354	38,455
•Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M2 3.64% (LIBOR01M + 3.55%) 7/25/29	135,476	139,439
Series 2017-C01 1M2A 3.64% (LIBOR01M + 3.55%) 7/25/29	3,856	3,871
Series 2017-C02 2ED3 1.44% (LIBOR01M + 1.35%) 9/25/29	179,956	180,608
Series 2017-C03 1ED1 0.79% (LIBOR01M + 0.70%) 10/25/29	246,856	245,678
Series 2017-C03 1M2 3.09% (LIBOR01M + 3.00%) 10/25/29	176,457	181,228
Series 2017-C03 1M2C 3.09% (LIBOR01M + 3.00%) 10/25/29	100,000	103,212
Series 2017-C05 1M2 2.29% (LIBOR01M + 2.20%) 1/25/30	141,498	144,603
Series 2018-C01 1EA1 0.54% (LIBOR01M + 0.45%) 7/25/30	24,304	24,246
•Freddie Mac STACR REMIC Trust
Series 2020-DNA1 M2 1.79% (LIBOR01M + 1.70%) 1/25/50	108,905	109,250
Series 2020-DNA2 M2 1.94% (LIBOR01M + 1.85%) 2/25/50	177,170	178,574
Series 2020-DNA4 M2B 3.84% (LIBOR01M + 3.75%) 8/25/50	191,124	192,740
Series 2020-DNA6 M1 0.95% (SOFR30A + 0.90%) 12/25/50	48,139	48,185

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2021-DNA1 M1 0.70% (SOFR30A + 0.65%) 1/25/51	87,768	$ 87,768
Series 2021-DNA3 M1 0.80% (SOFR30A + 0.75%) 10/25/33	140,000	140,087
Series 2021-DNA3 M2 2.15% (SOFR30A + 2.10%) 10/25/33	10,000	10,208
Series 2021-HQA1 M1 0.75% (SOFR30A + 0.70%) 8/25/33	113,067	113,019
Series 2021-HQA2 M1 0.75% (SOFR30A + 0.70%) 12/25/33	70,000	70,040
•Freddie Mac STACR Trust
Series 2018-DNA2 M2AS 1.04% (LIBOR01M + 0.95%) 12/25/30	300,000	299,504
Series 2019-DNA2 M2 2.54% (LIBOR01M + 2.45%) 3/25/49	167,207	169,564
Series 2019-DNA3 M2 2.14% (LIBOR01M + 2.05%) 7/25/49	201,697	204,018
Series 2019-FTR2 M1 1.04% (LIBOR01M + 0.95%) 11/25/48	61,119	61,157
•Freddie Mac Structured Agency Credit Risk Debt Notes
1.14% (LIBOR01M + 1.05%) 7/25/30	206,122	205,191
Series 2014-HQ1 M3 4.19% (LIBOR01M + 4.10%) 8/25/24	28,318	28,629
Series 2017-DNA2 M2 3.54% (LIBOR01M + 3.45%) 10/25/29	250,000	258,999
Series 2017-DNA3 M1 0.84% (LIBOR01M + 0.75%) 3/25/30	20,402	20,404
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	250,000	255,862
Series 2017-HQA3 M2 2.44% (LIBOR01M + 2.35%) 4/25/30	177,717	182,203
Series 2020-HQA5 M1 1.15% (SOFR30A + 1.10%) 11/25/50	21,743	21,752
Series 2021-DNA2 M1 0.85% (SOFR30A + 0.80%) 8/25/33	123,228	123,324
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•STACR Trust
Series 2018-DNA3 M1 0.84% (LIBOR01M + 0.75%) 9/25/48	283	$ 283
Series 2018-HRP2 M2 1.34% (LIBOR01M + 1.25%) 2/25/47	53,273	53,378
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,889,217)		3,895,479
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.94%
BANK
Series 2019-BN23 A3 2.92% 12/15/52	40,000	42,708
Series 2020-BN29 A4 2.00% 11/15/53	30,000	29,755
Barclays Commercial Mortgage Trust Series 2019-C4 A5 2.92% 8/15/52	30,000	31,984
BBCMS Mortgage Trust Series 2020-C8 A5 2.04% 10/15/53	60,000	59,777
BBCMS Trust Series 2021-C10 A5 2.49% 7/15/54	40,000	41,271
Benchmark Mortgage Trust
Series 2018-B5 A4 4.21% 7/15/51	30,000	34,449
Series 2019-B15 A5 2.93% 12/15/72	40,000	42,670
Series 2020-B19 A5 1.85% 9/15/53	30,000	29,490
Series 2020-B20 A5 2.03% 10/15/53	40,000	39,817
Series 2021-B29 A5 2.39% 9/15/54	50,000	51,076
CFCRE Commercial Mortgage Trust Series 2016-C4 AM 3.69% 5/10/58	50,000	53,662
•Citigroup Commercial Mortgage Trust Series 2017-P8 AS 3.79% 9/15/50	40,000	43,240
COMM Mortgage Trust Series 2017-COR2 A3 3.51% 9/10/50	30,000	32,975
GS Mortgage Securities Trust Series 2020-GC47 A4 2.12% 5/12/53	30,000	30,070
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	27,480	28,299
Series 2015-C30 A5 3.82% 7/15/48	100,000	109,363
Series 2015-C33 A4 3.77% 12/15/48	50,000	54,937

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust (continued)
Series 2016-C1 A5 3.58% 3/15/49	30,000	$ 32,656
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4 3.10% 5/15/46	40,000	41,273
Morgan Stanley Capital I Trust
2.57% 9/15/31	92,000	94,759
Series 2015-UBS8 A3 3.54% 12/15/48	70,000	75,499
Series 2019-L3 AS 3.49% 11/15/52	20,000	21,825
Series 2020-L4 A3 2.70% 2/15/53	50,000	52,435
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 A4 3.24% 4/10/46	100,000	102,920
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	31,597
Series 2020-C56 A5 2.45% 6/15/53	55,000	56,656
Series 2021-C60 A4 2.34% 8/15/54	40,000	40,617
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	9,666	9,932
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,786
•Series 2013-C18 A5 4.16% 12/15/46	50,000	53,469
•Series 2013-UBS1 A4 4.08% 3/15/46	49,794	52,810
•Series 2014-C23 AS 4.21% 10/15/57	30,000	32,247
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,480,111)		1,475,024
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.54%
INDONESIA–0.30%
Indonesia Government International Bond 4.10% 4/24/28	200,000	$ 224,569
		224,569
MEXICO–0.11%
Mexico Government International Bond 6.05% 1/11/40	70,000	85,616
		85,616
PERU–0.03%
Peruvian Government International Bond
3.55% 3/10/51	5,000	4,964
5.63% 11/18/50	15,000	20,291
		25,255
URUGUAY–0.10%
Uruguay Government International Bond
4.38% 10/27/27	50,000	57,326
5.10% 6/18/50	15,000	19,065
		76,391
Total Sovereign Bonds (Cost $410,559)		411,831

	Number of Shares
MONEY MARKET FUND–2.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	2,137,264	2,137,264
Total Money Market Fund (Cost $2,137,264)		2,137,264

TOTAL INVESTMENTS–103.74% (Cost $72,582,174)	79,059,992

	Principal Amount	Value (U.S. $)
TBA SALES–(0.62)%
AGENCY MORTGAGE-BACKED SECURITIES–(0.62)%
Fannie Mae S.F. 30 yr TBA	(430,000)	$ (449,938)
GNMA II S.F. 30 yr TBA	(25,000)	(26,287)
Total TBA Sales (Proceeds $476,277)		(476,225)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.12%)	(2,374,773)
NET ASSETS APPLICABLE TO 5,615,688 SHARES OUTSTANDING–100.00%	$76,208,994

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
7	U.S. Treasury 10 yr Notes	$921,266	$933,870	12/21/21	$—	$(12,604)
(4)	U.S. Treasury 10 yr Ultra Notes	(581,000)	(589,427)	12/21/21	8,427	—
(2)	U.S. Treasury 2 yr Notes	(440,109)	(440,354)	12/31/21	245	—
59	U.S. Treasury 5 yr Notes	7,241,789	7,271,331	12/31/21	—	(29,542)
14	U.S. Treasury Long Bonds	2,229,062	2,299,722	12/21/21	—	(70,660)
2	U.S. Treasury Ultra Bonds	382,125	400,571	12/21/21	—	(18,446)
					8,672	(131,252)
Equity Contracts:
1	E-mini MSCI EAFE Index	113,350	116,533	12/17/21	—	(3,183)
1	E-mini MSCI Emerging Markets Index	62,280	64,718	12/17/21	—	(2,438)
2	E-mini S&P 500 Index	429,775	437,492	12/17/21	—	(7,717)
					—	(13,338)
Total Futures Contracts					$8,672	$(144,590)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TBA–To be announced
LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Advantage Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$354,627	$—	$—	$354,627
Air Freight & Logistics	127,301	—	—	127,301
Auto Components	63,562	12,661	—	76,223
Automobiles	385,414	—	—	385,414
Banks	485,450	—	—	485,450
Biotechnology	421,438	—	—	421,438
Building Products	269,048	—	—	269,048
LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Capital Markets	$341,437	$17,015	$—	$358,452
Chemicals	47,922	77,703	—	125,625
Commercial Services & Supplies	249,796	—	—	249,796
Communications Equipment	60,606	143,398	—	204,004
Construction & Engineering	11,993	—	—	11,993
Construction Materials	—	52,639	—	52,639
Consumer Finance	375,457	—	—	375,457
Distributors	10,668	—	—	10,668
Diversified Consumer Services	119,007	—	—	119,007
Diversified Financial Services	198,349	—	—	198,349
Diversified Telecommunication Services	220,888	22,262	—	243,150
Electric Utilities	553,122	—	—	553,122
Electrical Equipment	138,945	—	—	138,945
Electronic Equipment, Instruments & Components	11,855	—	—	11,855
Energy Equipment & Services	65,327	—	—	65,327
Entertainment	186,486	—	—	186,486
Equity Real Estate Investment Trusts	522,700	—	—	522,700
Food & Staples Retailing	355,438	—	—	355,438
Food Products	40,078	—	—	40,078
Gas Utilities	—	18,757	—	18,757
Health Care Equipment & Supplies	1,158,924	58,903	—	1,217,827
Health Care Providers & Services	635,031	—	—	635,031
Health Care Technology	58,814	—	—	58,814
Hotels, Restaurants & Leisure	101,555	39,865	—	141,420
Household Durables	60,333	—	—	60,333
Household Products	63,412	—	—	63,412
Industrial Conglomerates	374,967	—	—	374,967
Insurance	1,118,782	48,339	—	1,167,121
Interactive Media & Services	1,605,589	17,309	—	1,622,898
Internet & Direct Marketing Retail	735,849	—	—	735,849
IT Services	1,280,143	—	—	1,280,143
Leisure Products	23,311	—	—	23,311
Life Sciences Tools & Services	315,782	24,330	—	340,112
Machinery	630,555	—	—	630,555
Marine	—	51,541	—	51,541
Media	160,145	15,675	—	175,820
Metals & Mining	140,863	—	—	140,863
Mortgage Real Estate Investment Trusts (REITs)	36,384	—	—	36,384
Multiline Retail	31,850	34,760	—	66,610
Multi-Utilities	419,726	—	—	419,726
Oil, Gas & Consumable Fuels	602,071	2,708	—	604,779
Pharmaceuticals	1,101,017	—	—	1,101,017
Professional Services	120,628	—	—	120,628
Real Estate Management & Development	119,703	5,658	—	125,361
Road & Rail	89,169	26,910	—	116,079
Semiconductors & Semiconductor Equipment	996,332	—	—	996,332
Software	2,672,869	—	—	2,672,869
Specialty Retail	650,475	—	—	650,475
Technology Hardware, Storage & Peripherals	1,493,889	—	—	1,493,889
Textiles, Apparel & Luxury Goods	301,967	—	—	301,967
Thrifts & Mortgage Finance	80,098	—	—	80,098
Tobacco	11,375	—	—	11,375
Developed Markets
Aerospace & Defense	19,312	73,736	—	93,048
Air Freight & Logistics	—	227,474	—	227,474
Auto Components	—	209,027	—	209,027
Automobiles	17,459	118,647	—	136,106
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Banks	$767,943	$556,403	$—	$1,324,346
Beverages	—	198,671	—	198,671
Biotechnology	—	78,713	—	78,713
Building Products	—	87,937	—	87,937
Capital Markets	47,152	13,395	—	60,547
Chemicals	55,742	540,819	—	596,561
Commercial Services & Supplies	—	32,024	—	32,024
Communications Equipment	—	50,024	—	50,024
Construction & Engineering	—	8,770	—	8,770
Distributors	—	24,112	—	24,112
Diversified Consumer Services	—	13,568	—	13,568
Diversified Financial Services	—	15,118	—	15,118
Diversified Telecommunication Services	—	22,836	—	22,836
Electrical Equipment	—	131,979	—	131,979
Electronic Equipment, Instruments & Components	—	74,227	—	74,227
Energy Equipment & Services	—	5,755	—	5,755
Entertainment	—	21,996	—	21,996
Equity Real Estate Investment Trusts	15,845	38,494	—	54,339
Food & Staples Retailing	13,646	38,073	—	51,719
Food Products	12,522	65,965	—	78,487
Gas Utilities	12,326	—	—	12,326
Health Care Equipment & Supplies	6,389	52,185	—	58,574
Hotels, Restaurants & Leisure	—	78,557	—	78,557
Household Durables	—	43,853	—	43,853
Industrial Conglomerates	—	162,513	—	162,513
Insurance	65,131	134,102	—	199,233
Interactive Media & Services	—	90,358	—	90,358
Internet & Direct Marketing Retail	—	263,119	—	263,119
IT Services	213,104	—	—	213,104
Life Sciences Tools & Services	—	59,596	—	59,596
Machinery	—	503,653	—	503,653
Marine	—	62,263	—	62,263
Media	—	52,703	—	52,703
Metals & Mining	91,927	52,464	—	144,391
Multi-Utilities	—	27,815	—	27,815
Oil, Gas & Consumable Fuels	158,648	226,645	—	385,293
Paper & Forest Products	—	54,118	—	54,118
Personal Products	—	346,312	—	346,312
Pharmaceuticals	67,391	808,726	—	876,117
Professional Services	—	517,794	—	517,794
Real Estate Management & Development	—	10,320	—	10,320
Semiconductors & Semiconductor Equipment	—	241,870	—	241,870
Software	73,586	218,853	—	292,439
Specialty Retail	—	309,779	—	309,779
Technology Hardware, Storage & Peripherals	—	41,240	—	41,240
Textiles, Apparel & Luxury Goods	12,092	331,231	—	343,323
Tobacco	77,808	447,251	—	525,059
Trading Companies & Distributors	—	74,730	—	74,730
Wireless Telecommunication Services	—	124,099	—	124,099
Emerging Markets
Airlines	12,992	60,802	—	73,794
Auto Components	—	6,049	—	6,049
Automobiles	44,389	46,624	—	91,013
Banks	151,167	307,206	—	458,373
Beverages	11,147	1,912	—	13,059
Biotechnology	—	652	—	652
Capital Markets	35,309	7,320	—	42,629
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets (continued)
Chemicals	$—	$9,866	$—	$9,866
Construction & Engineering	—	7,040	—	7,040
Construction Materials	—	8,102	—	8,102
Consumer Finance	—	2,163	—	2,163
Diversified Consumer Services	2,110	—	—	2,110
Electric Utilities	—	33,109	—	33,109
Electronic Equipment, Instruments & Components	—	85,117	—	85,117
Entertainment	42,444	—	—	42,444
Food & Staples Retailing	—	10,914	—	10,914
Food Products	83,972	2,847	—	86,819
Health Care Equipment & Supplies	3,302	—	—	3,302
Health Care Providers & Services	33,819	—	—	33,819
Household Durables	—	10,496	—	10,496
Independent Power and Renewable Electricity Producers	7,973	31,118	—	39,091
Insurance	—	115,634	—	115,634
Interactive Media & Services	117,926	386,162	—	504,088
Internet & Direct Marketing Retail	53,169	109,139	—	162,308
IT Services	—	237,030	—	237,030
Machinery	—	20,662	—	20,662
Marine	12,765	62,196	—	74,961
Media	—	14,132	—	14,132
Metals & Mining	—	16,082	—	16,082
Oil, Gas & Consumable Fuels	13,733	314,959	—	328,692
Real Estate Management & Development	45,597	36,630	—	82,227
Semiconductors & Semiconductor Equipment	—	576,908	—	576,908
Specialty Retail	—	12,024	—	12,024
Technology Hardware, Storage & Peripherals	—	91,876	—	91,876
Textiles, Apparel & Luxury Goods	—	55,056	—	55,056
Thrifts & Mortgage Finance	—	88,995	—	88,995
Transportation Infrastructure	18,143	—	—	18,143
Wireless Telecommunication Services	47,088	—	—	47,088
Preferred Stocks	130,027	135,387	—	265,414
Agency Commercial Mortgage-Backed Securities	—	846,667	—	846,667
Agency Mortgage-Backed Securities	—	11,006,515	—	11,006,515
Corporate Bonds	—	16,813,315	—	16,813,315
Municipal Bonds	—	262,722	—	262,722
Non-Agency Asset-Backed Securities	—	5,249,004	—	5,249,004
Non-Agency Collateralized Mortgage Obligations	—	3,895,479	—	3,895,479
Non-Agency Commercial Mortgage-Backed Securities	—	1,475,024	—	1,475,024
Sovereign Bonds	—	411,831	—	411,831
Money Market Fund	2,137,264	—	—	2,137,264
Total Investments	$27,540,881	$51,519,111	$—	$79,059,992
Liabilities:
TBA Sales	$—	$(476,225)	$—	(476,225)
Derivatives:

Assets:
Futures Contracts	$8,672	$—	$—	$8,672
Liabilities:
Futures Contracts	$(144,590)	$—	$—	$(144,590)
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the portfolio was categorized as Level 2.
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Advantage Allocation Fund–28